Income Taxes - Schedule of Income Tax Expenses (Benefits) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expenses	$ 473,489	$ 543,641
Deferred income tax (benefits) expenses	(21,204)	993,625
Total income tax expenses	$ 452,285	$ 1,537,266